Accounts Payable and Accrued Liabilities - Summary of Aging Analysis of Accounts Payables and Accrued Liabilities (Detail) ¥ in Millions, $ in Millions	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2017 CNY (¥)
Disclosure of financial liabilities [Line Items]
Accounts payables and accrued liabilities	¥ 134,437	$ 20,603	¥ 117,525	¥ 125,260
Less than six months [member]
Disclosure of financial liabilities [Line Items]
Accounts payables and accrued liabilities	116,553		101,324
Six months to one year [member]
Disclosure of financial liabilities [Line Items]
Accounts payables and accrued liabilities	8,846		9,250
More than one year [member]
Disclosure of financial liabilities [Line Items]
Accounts payables and accrued liabilities	¥ 9,038		¥ 6,951